Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expense over the requisite service period
Call Options
Expected term in years	2
Expected dividend yield	0%
Volatility	51.69%
Risk-free interest Rate	0.21%